Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 11, 2014	Dec. 31, 2014	Jun. 11, 2014
Line of Credit Facility [Line Items]
Debt, net of discounts		9,111
Loan and Security Agreement
Line of Credit Facility [Line Items]
Available borrowing under Loan and Security Agreement	10,000		10,000
Amount of each separate note		5,000
Debt, unamortized discount		889
Debt, net of discounts		9,111
Loan and Security Agreement | Initial Promissory Note
Line of Credit Facility [Line Items]
Amount of each separate note	5,000		5,000
Note issuance date	Jun. 11, 2014
Frequency of debt payments		Monthly
Term of debt payments	27 months
Date of first required payment	Jul. 01, 2015
Interest rate, minimum	11.25%
Interest rate, description of maximum		11.25% plus the Wall Street Journal Prime Rate, less 3.25%
Spread on variable rate	(3.25%)
Additional interest payment	125,000
Due date of additional interest payment	Oct. 01, 2017
Number of shares callable by warrants outstanding	177,514		177,514
Warrant strike price (in dollars per share)	$ 1.41		$ 1.41
Fair value of the warrant issued	230		230
Loan and Security Agreement | Second Promissory Note
Line of Credit Facility [Line Items]
Amount of each separate note		5,000
Frequency of debt payments		Monthly
Term of debt payments		27 months
Date of first required payment		Jul. 01, 2015
Interest rate, minimum		9.95%
Interest rate, description of maximum		9.95% plus the Wall Street Journal Prime Rate, less 3.25%
Additional interest payment		125,000
Due date of additional interest payment		Oct. 01, 2017
Number of shares callable by warrants outstanding		177,514
Warrant strike price (in dollars per share)		1.41
Fair value of the warrant issued		619